                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                  800-236-4479

                               INVESTMENT ADVISER
                                MERCURY ADVISORS
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

                                  DISTRIBUTOR
                             FAM DISTRIBUTORS, INC.
                                 P.O. BOX 9081
                        PRINCETON, NEW JERSEY 08543-9081

                                 TRANSFER AGENT
                         FINANCIAL DATA SERVICES, INC.
                                 P.O. BOX 41621
                        JACKSONVILLE, FLORIDA 32232-1621

                                   CUSTODIAN
                         BROWN BROTHERS HARRIMAN & CO.
                                40 WATER STREET
                        BOSTON, MASSACHUSETTS 02309-3661

                         THIS MATERIAL MUST BE PRECEDED
                        OR ACCOMPANIED BY A PROSPECTUS.

                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 2000

                                      LOGO

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                           LOW DURATION VIP PORTFOLIO
            -------------------------------------------------------
Seeks to maximize total return, consistent with preservation of capital. The Fund invests in bonds of varying maturities with a portfolio duration of one to three years.
                      MERCURY ADVISORS: INVESTMENT ADVISER

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDER:

We are pleased to present to you the semi-annual report of the Hotchkis and Wiley Variable Trust Low Duration VIP Portfolio (the "Fund") for the six-month period ended June 30, 2000.

A booming economy is fundamentally bad for the bond market as it signals potential future inflationary pressures resulting from an excess of demand relative to supply. The past six months were no exception. The economy grew at an estimated 5.0% annual rate during the last six months. Consumer spending, the result of full employment and a booming equity market, was the key driver of this torrid growth. Investment spending was also a vital component of growth as corporations invested in productivity-enhancing technology to remain competitive. These productivity enhancements kept inflation contained, particularly relative to such strong economic growth, but recently signs of increasing inflation began to emerge.

Meanwhile, technical changes in the market became increasingly important. In spite of a steaming economy, longer-maturity U.S. Treasuries actually rallied as the Treasury Department began to reduce the supply of outstanding debt by purchasing and retiring billion of dollars of bonds. The Treasury buybacks were a result of record federal surpluses and are expected to continue for several years. The increased current demand and anticipation of reduced future supply caused 30-year Treasury bond yields to fall by 58 basis points during the first half of 2000. In the meantime, the Federal Reserve Bank continued to try to slow the economy by increasing short-term rates. The Fed raised the Federal Funds Rate by 100 basis points in three separate moves over the past six months. In sympathy, short-term Treasury rates rose about 50 basis points.

With short-term rates rising and long-term rates falling, the yield curve continued to invert. In fact, at the end of the period, three-month Treasury yields, at 5.86%, were only 4 basis points lower than 30 year Treasury yields. At the beginning of the period this difference was a more normal 117 basis points.

Non-Treasury sectors of the bond market did not perform nearly as well as Treasuries, particularly longer-maturity issues. Corporate securities suffered as the Fed raised rates and investors fled to higher quality positions. In general, lower quality and longer maturity corporate bonds fared the worst. Many below-investment-grade bonds posted negative total returns for the twelve-month period as the negative price effects of spread widening more than offset their initial yield advantage. Floating-rate debt, the coupon payments of which adjust upwards as rates rise, outperformed fixed-rate issues. Adjusted for duration differences, mortgage- and asset-backed securities performed in-line with the overall market. However, in both cases, longer-maturity issues underperformed shorter-maturity issues. Non-U.S. bonds posted fairly weak returns as global growth remained strong. However, emerging market issues were extremely strong, bouncing back as those economies regained some momentum.

The Fund was positioned for rising interest rates, and this duration decision added to relative returns. In terms of yield curve strategy, or maturity structure, the Fund's overweight of longer-maturity issues benefitted performance. Sector strategies, on balance, detracted from relative returns. In general, holdings of non-Treasury issues for additional yield had a negative impact, resulting in the Fund's under performance compared to the Merrill Lynch 1-3 Year U.S. Treasury Note Index. Specifically, overweighting corporates with limited use of below-investment-grade issues detracted from performance. A neutral to slight underweighting of mortgage-backed securities did not significantly impact the Fund. A larger-than-index allocation to asset-backed securities improved performance. Finally, security selection added to returns primarily through large positions in floating-rate securities and Treasury Inflation Protected Securities.

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.
Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY VARIABLE TRUST

               TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000*

                                                              ML 1-3 Year
                                                             U.S. Treasury
                                                  Fund        Note Index
--------------------------------------------------------------------------
Six Months                                        2.70%          2.99%
--------------------------------------------------------------------------
One year                                          4.26%          4.91%
--------------------------------------------------------------------------
Since Inception (3/18/98)                         4.29%          5.05%
--------------------------------------------------------------------------

* Average annual total return for periods greater than one year.

Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. Insurance related fees and expenses are not reflected in these returns and, if they were, returns would be lower. Please see the prospectus for details. The investment adviser pays annual operating expenses in excess of 0.58% of the Fund's average net assets. Were the investment adviser not to pay such expenses, net returns would be lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

The Fund may invest a portion of its assets in non-investment grade debt securities, commonly referred to as high yield or "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Fund may also invest a portion of its assets in emerging market and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

The Merrill Lynch 1-3 Year U.S. Treasury Note Index is an unmanaged index of Treasury securities with maturities of one to three years, which securities are guaranteed as to the timely payment of principal and interest by the U.S. government. The Fund owns securities not reflected in this Index or guaranteed. The Index does not reflect payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index.

The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed. The Fund may not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                           LOW DURATION VIP PORTFOLIO

         CORPORATE BONDS             Principal
        AND NOTES -- 31.8%            Amount        Value
------------------------------------------------------------
BANKS -- 6.1%
 ............................................................
Sovereign Bancorp, 10.2000%,
  6/30/2005 r                        $ 50,000     $   50,548
 ............................................................
Wells Fargo Bank, N.A., CLB
  8/01/2000, 6.8913%, 5/02/2005 #      50,000         49,927
 ...................... .......................     ---------
                                                     100,475
------------------------------------------------------------
CABLE TELEVISION -- 3.1%
 ............................................................
Cox Enterprises, Inc., (Acquired
  5/01/2000, cost $50,000),
  7.5525%, 5/01/2003 # r               50,000         49,909
------------------------------------------------------------
EUROBANKS -- 7.5%
 ............................................................
Credit Industriel et Commercial
  (CIC), 7.4750%, 6/29/2049 #          50,000         47,897
 ............................................................
Okobank, CLB 10/25/2000, 7.2975%,
  9/29/2049 #                          50,000         49,916
 ............................................................
Robert Fleming Capital Ltd., CLB
  5/07/2001, 7.3450%, 5/07/2006 #      25,000         24,882
 ...................... .......................     ---------
                                                     122,695
------------------------------------------------------------
FINANCIAL SERVICES -- 7.4%
 ............................................................
Heller Financial, Inc., 6.9700%,
  8/09/2001 #                          50,000         50,047
 ............................................................
John Deere Capital Corporation,
  6.8788%, 2/11/2002 #                 50,000         49,988
 ............................................................
Pemex Finance Ltd., 5.7200%,
  11/15/2003                           21,875         21,279
 ...................... .......................     ---------
                                                     121,314
------------------------------------------------------------
OIL: INTEGRATED -- 3.0%
 ............................................................
Occidental Petroleum Corp.,
  6.2400%, 11/24/2000                  50,000         49,755
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ............................................................
Sprint Spectrum L.P., CLB
  8/15/2001, 11.0000%, 8/15/2006       25,000         26,918
------------------------------------------------------------

------------------------------------------------------------
                                     Principal
                                      Amount        Value
TRANSPORTATION -- 3.0%
 ............................................................
Bombardier Capital, Inc.,
  (Acquired 1/22/1999, cost
  $49,897), 6.0000%, 1/15/2002 r     $ 50,000     $   48,832
 ...................... .......................     ---------
Total corporate bonds and notes                      519,898
  (cost $521,181)
------------------------------------------------------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 9.4%
------------------------------------------------------------
AGENCY-BACKED SECURITIES -- 7.8%
 ............................................................
Federal Home Loan Mortgage Corporation,
  8.5000%, 8/15/2030 /\               125,000        127,343
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
 ............................................................
Federal National Mortgage Association:
  1993-142 SA, 8.0643%, 10/25/2022
    #                                   5,888          5,435
 ............................................................
  1997-76 FT, 7.0562%, 9/17/2027 #     20,503         19,580
 ...................... .......................     ---------
                                                      25,015
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.1%
 ............................................................
Federal National Mortgage Association,
  1998-48 CI (IO), 6.5000%,
    8/25/2028                           7,386          1,301
 ...................... .......................     ---------
Total government agency mortgage-
  backed securities
  (cost $154,951)                                    153,659

------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 39.0%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 30.0%
 ............................................................
Asset Backed Funding Certificates,
  CLB, 1999-1 A2F, 7.6410%,
  10/25/2030                           24,123         23,885
 ............................................................
Associates Manufactured Housing
  Pass Through Certificates, CLB,
  1996-2 A4, 6.6000%, 6/15/2027        75,000         74,020
 ............................................................

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                           LOW DURATION VIP PORTFOLIO

                                     Principal
                                      Amount        Value
------------------------------------------------------------
Champion Auto Grantor Trust,
  (Acquired 3/18/1998, cost
  $4,829), CLB, 1998-A A, 6.1100%,
  10/15/2002 r                       $  4,829     $    4,772
 ............................................................
CIT Marine Trust, CLB, 1999-A A2,
  5.8000%, 4/15/2010                   50,000         48,156
 ............................................................
Credit-Based Asset Servicing and
  Securities, CLB, 2000-CB2 A1A,
  7.0613%, 9/25/2029 #                 24,715         24,793
 ............................................................
First Union-Lehman Brothers
  Commercial Mortgage Trust, CLB,
  1997-C1 A1, 7.1500%, 2/18/2004       19,973         19,911
 ............................................................
GMAC Mortgage Corporation Loan
  Trust, CLB, 2000-HLTV A1,
  6.8513%, 11/18/2015 #                47,996         47,988
 ............................................................
Green Tree Recreational, Equipment
  & Consumer Trust, CLB:
  1996-B CTFS, 7.7000%, 7/15/2018      50,000         47,880
 ............................................................
  1996-C A1, 6.8913%, 10/15/2017 #     31,969         31,967
 ............................................................
Nationslink Funding Corporation,
  CLB, 1999-SL A1V, 6.9850%,
  4/10/07                              57,891         57,911
 ............................................................
Navistar Financial Corporation
  Owner Trust, CLB, 1996-B A3,
  6.3300%, 4/21/2003                   22,392         22,402
 ............................................................
Nomura Asset Securities
  Corporation, CLB, 1995-MD3 A1A,
  8.1700%, 3/04/2020                   36,616         37,030
 ............................................................
Nomura Depositor Trust, (Acquired
  9/03/1999, cost $49,104), 1998-
  ST1A A3A, 7.2013%, 1/15/2003 # r     50,000         49,305
 ...................... .......................     ---------
                                                     490,020
------------------------------------------------------------

                                     Principal
                                      Amount        Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.0%
 ............................................................
Citicorp Mortgage Securities,
  Inc., CLB, 1997-3 A2, 6.9200%,
  8/25/2027                          $    862     $      858
 ............................................................
Countrywide Home Loans, Inc., CLB,
  1998-3 A1, 6.8000%, 4/25/2028        44,184         43,505
 ............................................................
Medallion Trust, CLB, 2000-1G A1,
  6.0588%, 7/12/2031 #                 25,000         25,010
 ............................................................
Ocwen Residential MBS Corp.,
  (Acquired 6/18/1998, cost
  $29,431), CLB, 1998-R2 AP,
  6.5671%, 11/25/2034 # r              24,969         23,720
 ............................................................
Residential Funding Mortgage
  Securities, Inc., CLB, 1998-S17
  A6, 6.7500%, 8/25/2028                6,996          6,967
 ............................................................
Washington Mutual, CLB, 2000-1 A1,
  6.9413%, 6/25/2024 #                 46,955         46,891
 ...................... .......................     ---------
                                                     146,951
 ...................... .......................     ---------
Total non-agency mortgage-backed securities          636,971
  (cost $646,286)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.4%
------------------------------------------------------------
U.S. Treasury Bond,
  10.7500%, 2/15/2003                  45,000         49,627
 ............................................................
U.S. Treasury Notes:
  5.7500%, 4/30/2003                   55,000         54,175
 ............................................................
  6.5000%, 10/15/2006                  20,000         20,231
 ............................................................
U.S. Treasury Inflation Index,
  3.6250%, 7/15/2002 /\/\             160,341        159,339
 ...................... .......................     ---------
Total U.S. Treasury obligations                      283,372
  (cost $282,445)
------------------------------------------------------------

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                           LOW DURATION VIP PORTFOLIO

         CERTIFICATES OF             Principal
         DEPOSIT -- 10.0%             Amount        Value
------------------------------------------------------------
Brown Brothers Call Deposit,
  5.5000%                            $164,000     $  164,000
 ...................... .......................     ---------
Total Certificates of Deposit                        164,000
  (cost $164,000)
------------------------------------------------------------
Total investments -- 107.6%
  (cost $1,768,863)                                1,757,900
 ............................................................
Liabilities in excess of other assets --(7.6)%      (123,681)
 ...................... .......................     ---------
                                                  $1,634,219
Total net assets -- 100.0%
------------------------------------------------------------

# -- Variable rate security. The rate listed is as of June 30, 2000.

IO -- Interest only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

/\ -- When-issued security.

/\/\ -- Security marked as segregated to cover when-issued security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                              June 30, 2000
                 LOW DURATION VIP PORTFOLIO                    (Unaudited)
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................   $1,757,900
  Dividends and interest receivable.........................       15,756
  Receivable for investments sold...........................      177,265
  Organizational expenses, net of accumulated
    amortization............................................       10,161
  Prepaid expenses..........................................        3,474
                                                               ----------
      Total assets..........................................    1,964,556
                                                               ----------
LIABILITIES:
  Payable to Adviser........................................        2,943
  Payable to Custodian......................................        2,918
  Dividends payable.........................................        8,113
  Payable for investments purchased.........................      304,140
  Accrued expenses and other liabilities....................       12,223
                                                               ----------
      Total liabilities.....................................      330,337
                                                               ----------
      Net assets............................................   $1,634,219
                                                               ==========
NET ASSETS CONSIST OF:
  Paid in capital...........................................   $1,687,575
  Undistributed net investment income.......................          513
  Undistributed net realized loss on securities.............      (42,906)
  Net unrealized depreciation of securities.................      (10,963)
                                                               ----------
      Net assets............................................   $1,634,219
                                                               ==========
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      169,017
  Net asset value per share (offering and redemption
    price)..................................................   $     9.67
                                                               ==========
*Cost of Investments........................................   $1,768,863
                                                               ==========

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                                June 30, 2000
                 LOW DURATION VIP PORTFOLIO                      (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income
    Interest................................................      $ 55,737
                                                                  --------
        Total income........................................        55,737
                                                                  --------
  Expenses
    Advisory fee............................................         3,851
    Legal and auditing fees.................................           314
    Custodian fees and expenses.............................         2,410
    Accounting and transfer agent fees and expenses.........        19,179
    Administration fee......................................           367
    Trustees' fees and expenses.............................           120
    Reports to shareholders.................................         5,911
    Registration fees.......................................            99
    Amortization of organizational expenses.................         1,826
    Other expenses..........................................         1,967
                                                                  --------
        Total expenses......................................        36,044
    Less, expense reimbursement.............................       (31,188)
                                                                  --------
        Net expenses........................................         4,856
                                                                  --------
    Net investment income...................................        50,881
                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on securities.........................       (22,764)
    Net change in unrealized appreciation of securities.....        15,675
                                                                  --------
  Net loss on investments...................................        (7,089)
                                                                  --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $ 43,792
                                                                  ========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended
                                                              June 30, 2000      Year Ended
LOW DURATION VIP PORTFOLIO                                     (Unaudited)    December 31, 1999
-----------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................   $   50,881        $   90,712
    Net realized loss on securities.........................      (22,764)          (17,121)
    Net change in unrealized appreciation (depreciation) of
     securities.............................................       15,675           (25,481)
                                                               ----------        ----------
        Net increase in net assets resulting from
        operations..........................................       43,792            48,110
                                                               ----------        ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................      (53,152)          (91,719)
                                                               ----------        ----------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................      148,597           227,553
    Shares issued in connection with payment of dividends
     and distributions......................................       53,152            91,307
    Cost of shares redeemed.................................     (259,055)         (298,114)
                                                               ----------        ----------
        Net increase (decrease) in assets resulting from
        Fund share transactions.............................      (57,306)           20,746
                                                               ----------        ----------
Total decrease in net assets................................      (66,666)          (22,863)
NET ASSETS:
    Beginning of period.....................................    1,700,885         1,723,748
                                                               ----------        ----------
    End of period*..........................................   $1,634,219        $1,700,885
                                                               ==========        ==========
*Including undistributed net investment income of:..........   $      513        $    2,784
                                                               ==========        ==========
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................       15,327            22,957
    Shares issued in connection with payment of dividends
     and distributions......................................        5,502             9,271
    Shares redeemed.........................................      (26,744)          (30,071)
                                                               ----------        ----------
        Net increase (decrease).............................       (5,915)            2,157
                                                               ==========        ==========

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000 (UNAUDITED)

NOTE 1.
ACCOUNTING POLICIES. The Low Duration VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on March 18, 1998. The Fund seeks to maximize total return, consistent with preservation of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the International VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker-dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposition of such securities may differ from values previously furnished by such methods. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

RESTRICTED SECURITIES: The Fund owns investment securities which are unregistered and thus restricted as to resale. Resale to the public may require registration or may be limited to qualified institutional buyers. At June 30, 2000, the Fund had restricted securities with an aggregate market value of $227,086, representing 14% of the net assets of the Fund.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Adviser, with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.46% as applied to the Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses in excess of 0.58% as applied to the Fund's daily net assets through April 30, 2001. For the six months ended June 30, 2000, the Adviser paid $31,188 of operating expenses on behalf of the Fund.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the six months ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2000, were as follows:

                                                                Purchases                      Sales
                                                        --------------------------   --------------------------
                         Fund                           U.S. Government    Other     U.S. Government    Other
---------------------------------------------------------------------------------------------------------------
Low Duration VIP Portfolio............................     $720,114       $792,725      $725,086       $757,767

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                  Net        Appreciated   Depreciated
                            Fund                              Depreciation   Securities    Securities
------------------------------------------------------------------------------------------------------
Low Duration VIP Portfolio..................................    $(10,963)      $2,421       $(13,384)

At June 30, 2000, the cost of investments for federal income tax purposes was $1,768,863. Any differences between book and tax are due primarily to wash sale losses.

At June 30, 2000, the Fund had accumulated net realized capital loss carryovers of $3,361 expiring in 2006 and $16,782 expiring in 2007. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

NOTE 5.
RESTRUCTURING. The Board of Trustees has approved, effective on or about October 5, 2000, a change in the name of the Fund to Mercury Low Duration VIP Portfolio.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended                        March 18, 1998*
                                                               June 30, 2000        Year Ended            through
                 LOW DURATION VIP PORTFOLIO                     (Unaudited)      December 31, 1999   December 31, 1998
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $     9.72         $     9.98          $    10.00
                                                                 ----------         ----------          ----------
  Income from Investment Operations:
    Net investment income...................................           0.30               0.54                0.46
    Net realized and unrealized loss on investments.........          (0.04)             (0.27)              (0.03)
                                                                 ----------         ----------          ----------
    Total from investment operations........................           0.26               0.27                0.43
                                                                 ----------         ----------          ----------
  Less Distributions:
    Dividends (from net investment income)..................          (0.31)             (0.53)              (0.45)
                                                                 ----------         ----------          ----------
Net Asset Value, End of Period..............................     $     9.67         $     9.72          $     9.98
                                                                 ==========         ==========          ==========
Total Return................................................           2.70%(1)           2.80%               4.40%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................     $1,634,219         $1,700,885          $1,723,748
Ratio of expenses to average net assets
    Before expense reimbursement............................           4.31%(2)           4.00%               5.56%(2)
    After expense reimbursement.............................           0.58%(2)           0.58%               0.58%(2)
Ratio of net investment income to average net assets
    Before expense reimbursement............................           2.35%(2)           1.90%               0.47%(2)
    After expense reimbursement.............................           6.08%(2)           5.32%               5.45%(2)
Portfolio turnover rate.....................................             95%(1)            137%                296%(1)

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements